Term Loans - Summary of Debt Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 0
2026	16,667
2027	183,333
Total principal payments	200,000
Unamortized debt discount	(2,625)	$ (3,363)
Total term loan, net of debt discount	$ 197,375